Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (307,564)	$ (1,230,320)	$ (2,921,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	54	550	1,378
Non-cash lease expense		5,699	14,523
Share-based compensation		80,706	355,334
Change in operating assets and liabilities:
Accounts receivable		(10,207)
Inventories		(680,550)	(97,636)
Prepaid expenses and other current assets		274,399	(539,592)
Deferred offering cost		(100,097)	(297,437)
Deposits	(6,900)	(19,525)	(3,178)
Accounts payable	28,273	549,262	436,011
Accrued expenses and other current liabilities		(103,340)	116,825
Operating lease liability		(5,699)	(14,523)
Net cash used in operating activities	(286,137)	(1,239,122)	(2,949,620)
Cash flows from investing activities:
Purchases of property and equipment	(3,303)	(144,358)	(11,024)
Purchases of intangibles			(193,668)
Purchases of construction-in-progress			(452,405)
Advances to related parties			(50,500)
Receipts from related parties			50,500
Cash used in investing activities	(3,303)	(258,358)	(657,097)
Cash flows from financing activities:
Issuance of 1,001,242 Units, net of issuance costs of $62,155			2,719,438
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256	1,478,582		1,478,582
Issuance of 196,400 Common Shares, net of issuance costs of $7,565		974,435
Issuance of 188,100 Common Shares, net of issuance costs of $70		890,430
Net cash provided by financing activities	1,478,582	1,864,865	4,198,020
Effect of foreign currency exchange rate changes on cash	(27,129)	319	(32,145)
Net change in cash	1,162,013	367,704	559,158
Cash, beginning of period		559,158
Cash, end of period	1,162,013	926,862	559,158
Supplemental disclosures of cash flow information:
Interest
State income taxes
Supplemental disclosures of noncash financing activities:
Issuance of 2,800,000 Common Shares as part of the Plan of Merger (Note 1)	359,505		359,505
Issuance of notes payable in exchange for acquisition of TruMed		70,000
Right-of-use asset acquired through operating lease			$ 172,974
Asset acquisition of TruMed		$ (114,000)